Business Combinations - Purchase Price Allocation to Assets Acquired and Liabilities Assumed of MOL IPS (Detail) - USD ($) $ in Thousands	Mar. 31, 2022	Aug. 01, 2021	Mar. 31, 2021
Disclosure of detailed information about business combination [line items]
Goodwill on acquisition	$ 123,537		$ 123,979
MOL IPS [member]
Disclosure of detailed information about business combination [line items]
Total assets	3,981
Less: Total liabilities	(2,321)
Net assets acquired	1,660
Less: Purchase consideration	(2,958)	$ (2,958)
Goodwill on acquisition	$ 1,298